Document and Entity Information	May 21, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001771146
Document Creation Date	May 21, 2025
Document Effective Date	May 21, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	ETF OPPORTUNITIES TRUST
Prospectus Date	May 21, 2025
Amendment Flag	false
Document Period End Date	May 21, 2025
Tuttle Capital No Bleed Tail Risk ETF | Tuttle Capital No Bleed Tail Risk ETF
Prospectus:
Trading Symbol	OHNO